Restatement of Previously Issued Financial Statements	6 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

On April 12, 2021, the Staff of the SEC issued a statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies.” In the statement, the SEC Staff, among other things, highlighted potential accounting implications of certain terms that are common in warrants issued in connection with the initial public offerings of special purpose acquisition companies such as the Company. As a result of the Staff statement and in light of evolving views as to certain provisions commonly included in warrants issued by special purpose acquisition companies, the Company re-evaluated the accounting for Public and Private Placement Warrants, collectively (“Warrants”) under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Since the Warrants meet the definition of a derivative under ASC 815-40, the Company has restated the financial statements to classify the Warrants as liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the statement of operations at each reporting date.

Accordingly, the Company has have restated the value and classification of the Warrants in the Company’s financial statements included herein (“Restatement”).

The following summarizes the effect of the Restatement on each financial statement line item for each period presented herein, each prior interim period of the current fiscal year, and as of the date of the Company’s consummation of its IPO.

As of December 31, 2020	As Reported	Adjustment	As Adjusted
Balance Sheet
Warrant Liabilities	$—	$6,038,351	$6,038,351
Deferred underwriting fee	1,847,788	111,970	1,959,758
Total Liabilities	2,095,733	6,150,321	8,246,054
Shares Subject to Redemption	94,164,160	(6,150,321)	88,013,840
Class A Common Stock	94	62	156
Class B Common Stock	250	—	250
Additional Paid in Capital	5,232,995	(1,653,041)	3,579,954
(Accumulated Deficit)/Retained Earnings	(233,333)	1,652,978	1,419,645
Total Stockholders’ Equity	$5,000,006	$(1)	$5,000,005

Note 2 — Restatement of Previously Issued Financial Statements (continued)

For the from July 1, 2020 (inception) to December 31, 2020	As Reported	Adjustment	As Adjusted
Statement of Operations:
Loss from operations	$(249,524)	$—	$(249,524)
Other (expense) income:	—	—	—
Change in fair value of warrant liabilities	—	1,970,001	1,970,001
Offering expense related to warrant issuance	—	(317,023)	(317,023)
Interest income	16,191	—	16,191
Total other (expense) income	16,191	1,652,978	1,669,169
Net (loss)/income	(233,333)	1,652,978	1,419,645

Weighted average shares outstanding – basic and diluted	3,060,308	(3,060,308)	—
Basic and Diluted net (loss)/income per share	$(0.08)	$0.08	$—
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	—	6,338,515	6,338,515
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	—	$0.00	$0.00
Weighted average shares outstanding, Non-redeemable ordinary shares	—	2,500,000	2,500,000
Basic and diluted net loss per share, Non-redeemable ordinary shares	—	$0.56	$0.56

	As Reported	Adjustment	As Adjusted
For the period from July 1, 2020 (inception) to December 31, 2020
Statement of Cash Flows:
Net (loss) / income	$(233,333)	$1,652,978	$1,419,645
Change in fair value of warrant liabilities	—	1,970,001	1,970,001
Offering expense related to warrant issuance	—	(317,023)	(317,023)
Adjustments to reconcile net loss to net cash used in operating activities
Net cash used in operating activities	(245,662)	—	(245,662)
Net cash used in investing activities	(100,000,000)	—	(100,000,000)
Net cash provided by financing activities	101,340,423	—	101,340,423
Net change in cash	$1,094,761	$—	$1,094,761
Supplemental Non-cash financing activities disclosure
Initial value of Class A common stock subject to possible redemption	$94,394,110	$(8,150,990)	$86,243,120
Initial value of warrant liabilities	$—	$8,008,352	$8,008,352
Change in value of Class A common stock subject to possible redemption	$(229,950)	$2,000,670	$1,770,720
Deferred underwriters’ discount payable charged to additional paid-in-capital	$1,847,788	$111,970	$1,959,758

As of September 30, 2020	As Reported	Adjustment	As Adjusted
Balance Sheet
Warrant Liabilities	$—	$7,790,373	$7,790,373
Deferred underwriting fee	1,846,265	140,937	1,987,202
Total Liabilities	1,966,737	7,931,310	9,898,047
Shares Subject to Redemption	94,358,060	(7,931,310)	86,426,750
Class A Common Stock	92	80	172
Class B Common Stock	288	288
Additional Paid in Capital	5,040,582	98,964	5,139,546
(Accumulated Deficit)	(40,952)	(99,044)	(139,996)
Total Stockholders’ Equity	5,000,010	—	5,000,010

Note 2 — Restatement of Previously Issued Financial Statements (continued)

For the period from July 1, 2020 (inception) to September 30, 2020	As Reported	Adjustment	As Adjusted
Statement of Operations:
Loss from operations	$(18,775)	$—	$(18,775)
Other (expense) income:
Change in fair value of warrant liabilities	—	217,979	217,979
Offering expense related to warrant issuance	—	(317,023)	(317,023)
Interest income	(22,177)	—	(22,177)
Total other (expense) income	(22,177)	(99,044)	(121,221)
Loss	$(40,952)	$—	$(139,996)

Weighted average shares outstanding – basic and diluted	2,888,352	(2,888,352)	—
Basic and Diluted net (loss)/income per share	$(0.01)	0.01	$—
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption	—	910,330	910,330
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	—	$(0.02)	$(0.02)
Weighted average shares outstanding, Non-redeemable ordinary shares	—	1,978,022	1,978,022
Basic and diluted net loss per share, Non-redeemable ordinary shares	—	$(0.06)	$(0.06)

For the period from July 1, 2020 (inception) to September 30, 2020	As Reported	Adjustment	As Adjusted
Statement of Cash Flows:
Net loss	(40,952)	(99,044)	(139,996)
Adjustments to reconcile net loss to net cash used in operating activities	—	—	—
Change in fair value of warrant liabilities	—	217,979	217,979
Offering expense related to warrant issuance	—	(317,023)	(317,023)
Net cash used in operating activities	(18,049)	—	(18,049)
Net cash used in investing activities	(100,000,000)	—	(100,000,000)
Net cash provided by financing activities	101,334,363	—	101,334,363
Net change in cash	$1,316,314	$—	$1,316,314
Supplemental Non-cash financing activities disclosure
Initial value of Class A common stock subject to possible redemption	$94,394,110	$(8,150,990)	$86,243,120
Initial value of warrant liabilities	$—	$8,008,352	$8,008,352
Change in value of Class A common stock subject to possible redemption	$(36,050)	$219,680	$183,630
Deferred underwriters’ discount payable charged to additional paid-in-capital	$1,846,265	$140,937	$1,987,202

As of September 22, 2020	As Reported	Adjustment	As Adjusted
Balance Sheet
Warrant Liabilities	$—	$8,008,352	$8,008,352
Deferred underwriting fee	1,848,103	142,642	1,990,745
Total Liabilities	2,177,082	8,150,994	10,328,076
Shares Subject to Redemption	94,394,110	(8,150,990)	86,243,120
Class A Common Stock	92	82	174
Class B Common Stock	288	288
Additional Paid in Capital	5,002,694	316,937	5,319,631
(Accumulated Deficit)	(3,066)	(317,023)	(320,089)
Total Stockholders’ Equity	$5,000,008	$(4)	$5,000,004